Average Annual Total Returns (Vanguard PRIMECAP Fund Retail)	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Admiral Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Investor Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.72%	18.83%	16.98%	12.07%	13.69%	13.69%
Five Years	16.20%	16.31%	15.29%	13.08%	15.45%	15.45%
Ten Years	10.09%	10.22%	9.25%	8.25%	7.67%	7.67%